Treasury shares - Schedule of Treasury Shares (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Beginning Balance	5,994	7,719
Purchase of treasury shares	0	0
Release of treasury shares	(2,769)	(1,725)
Ending Balance	3,225	5,994
Beginning Balance	£ 61	£ 79
Purchase of treasury shares	0	0
Release of treasury shares	(28)	(18)
Ending Balance	£ 33	£ 61